Document and Entity Information	May 01, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0000803020
Document Creation Date	Apr. 29, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	OBERWEIS FUNDS
Document Effective Date	May 01, 2025
Prospectus Date	May 01, 2025
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Oberweis Global Opportunities Fund | Investor Class
Prospectus:
Trading Symbol	OBEGX
Oberweis Global Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	OBGIX
Oberweis Micro-Cap Fund | Investor Class
Prospectus:
Trading Symbol	OBMCX
Oberweis Micro-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	OMCIX
Oberweis Small-Cap Opportunities Fund | Investor Class
Prospectus:
Trading Symbol	OBSOX
Oberweis Small-Cap Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	OBSIX
Oberweis International Opportunities Fund | Investor Class
Prospectus:
Trading Symbol	OBIOX
Oberweis International Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	OBIIX
Oberweis China Opportunities Fund | Investor Class
Prospectus:
Trading Symbol	OBCHX
Oberweis China Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	OCHIX
Oberweis Focused International Growth Fund | Institutional Class
Prospectus:
Trading Symbol	OFIGX